Financial Instrument Risk Management - Mortgages and Loans by Geographic Location and Type (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Financial assets	CAD 137,691	CAD 134,491
Mortgages
Disclosure of detailed information about financial instruments [line items]
Financial assets	15,493	15,396
Loans
Disclosure of detailed information about financial instruments [line items]
Financial assets	27,312	25,379
Mortgages and loans
Disclosure of detailed information about financial instruments [line items]
Financial assets	42,805	40,775
Retail | Mortgages
Disclosure of detailed information about financial instruments [line items]
Financial assets	4,291	4,480
Office | Mortgages
Disclosure of detailed information about financial instruments [line items]
Financial assets	4,261	4,408
Multi-family residential | Mortgages
Disclosure of detailed information about financial instruments [line items]
Financial assets	4,582	4,180
Industrial and land | Mortgages
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,660	1,725
Other | Mortgages
Disclosure of detailed information about financial instruments [line items]
Financial assets	699	603
Canada | Mortgages
Disclosure of detailed information about financial instruments [line items]
Financial assets	8,390	8,234
Canada | Mortgages | Canada Mortgage And Housing Corporation
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,171	2,936
Canada | Loans
Disclosure of detailed information about financial instruments [line items]
Financial assets	13,265	13,120
Canada | Mortgages and loans
Disclosure of detailed information about financial instruments [line items]
Financial assets	21,655	21,354
Canada | Retail | Mortgages
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,027	2,176
Canada | Office | Mortgages
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,898	1,816
Canada | Multi-family residential | Mortgages
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,214	3,067
Canada | Industrial and land | Mortgages
Disclosure of detailed information about financial instruments [line items]
Financial assets	670	719
Canada | Other | Mortgages
Disclosure of detailed information about financial instruments [line items]
Financial assets	581	456
United States | Mortgages
Disclosure of detailed information about financial instruments [line items]
Financial assets	7,103	7,162
United States | Loans
Disclosure of detailed information about financial instruments [line items]
Financial assets	9,542	8,562
United States | Mortgages and loans
Disclosure of detailed information about financial instruments [line items]
Financial assets	16,645	15,724
United States | Retail | Mortgages
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,264	2,304
United States | Office | Mortgages
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,363	2,592
United States | Multi-family residential | Mortgages
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,368	1,113
United States | Industrial and land | Mortgages
Disclosure of detailed information about financial instruments [line items]
Financial assets	990	1,006
United States | Other | Mortgages
Disclosure of detailed information about financial instruments [line items]
Financial assets	118	147
United Kingdom | Mortgages
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
United Kingdom | Loans
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,678	803
United Kingdom | Mortgages and loans
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,678	803
United Kingdom | Retail | Mortgages
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
United Kingdom | Office | Mortgages
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
United Kingdom | Multi-family residential | Mortgages
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
United Kingdom | Industrial and land | Mortgages
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
United Kingdom | Other | Mortgages
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Other countries | Mortgages
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Other countries | Loans
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,827	2,894
Other countries | Mortgages and loans
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,827	2,894
Other countries | Retail | Mortgages
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Other countries | Office | Mortgages
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Other countries | Multi-family residential | Mortgages
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Other countries | Industrial and land | Mortgages
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Other countries | Other | Mortgages
Disclosure of detailed information about financial instruments [line items]
Financial assets	CAD 0	CAD 0